Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs for financing receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 8,994	€ 4,706
Receivables from financing activities
Disclosure of credit risk exposure [line items]
Gross amount	9,072	4,619
ECL allowance	(195)	(172)
Receivables from financing activities	8,877	4,447
Receivables from financing activities | Stage 1
Disclosure of credit risk exposure [line items]
Gross amount	8,841	4,492
ECL allowance	(149)	(138)
Receivables from financing activities	8,692	4,354
Receivables from financing activities | Stage 2
Disclosure of credit risk exposure [line items]
Gross amount	117	69
ECL allowance	(23)	(22)
Receivables from financing activities	94	47
Receivables from financing activities | Stage 3
Disclosure of credit risk exposure [line items]
Gross amount	114	58
ECL allowance	(23)	(12)
Receivables from financing activities	€ 91	€ 46